UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6502

Name of Fund:  MuniYield Florida Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Florida Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Florida Fund

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Florida - 127.3%

       NR*      Aaa    $ 2,100   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029(a)              $    2,165

       AA       NR*      2,000   Beacon Tradeport Community Development District, Florida, Special Assessment
                                 Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due
                                 5/01/2032(g)                                                                         2,081

       AAA      Aaa      7,650   Brevard County, Florida, IDR (NUI Corporation Project), AMT, 6.40% due
                                 10/01/2024(a)                                                                        7,856

       AAA      Aaa      2,870   Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75%
                                 due 10/01/2018(a)                                                                    3,135

       BBB      Aaa      1,000   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                                 Southeastern University), Series B,  5.625% due 4/01/2034                            1,007

                                 Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus
                                 Memorial Hospital):
       NR*      Baa3     2,460       6.25% due 8/15/2023                                                              2,523
       NR*      Baa3     2,850       6.375% due 8/15/2032                                                             2,910

       BBB      NR*      3,160   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT,
                                 6.50% due 10/01/2025                                                                 3,274

                                 Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT(d)(i):
       NR*      Aaa         60       6.20% due 4/01/2020(b)                                                              60
       NR*      Aaa      2,745       5.40% due 10/01/2021                                                             2,827

       AAA      Aaa      2,530   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 7% due 4/01/2028(d)(i)                                                               2,601

       NR*      Aaa      7,170   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                                 Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020(a)                    7,421

       BBB      Baa2     8,295   Escambia County, Florida, PCR (Champion International Corporation Project),
                                 AMT, 6.90% due 8/01/2022                                                             8,484

       AAA      Aaa        815   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                                 Bonds, AMT, Series 4, 6.25% due 7/01/2022(e)                                           839


Portfolio Abbreviations


To simplify the listings of MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family


MuniYield Florida Fund

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Florida (concluded)

       AAA      Aaa    $ 4,250   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due
                                 11/01/2030(b)                                                                   $    4,408

       AA+      Aa2      1,220   Florida State Board of Education, Capital Outlay, GO, Series A, 6% due
                                 1/01/2014                                                                            1,385

       AAA      Aaa      1,000   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                                 7/01/2014(c)                                                                         1,141

       AA+      Aa2      5,000   Florida State Board of Education, Public Education, Capital Outlay, GO,
                                 Refunding, Series D, 5.375% due 6/01/2018                                            5,392

       AAA      Aaa      1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                                 Utility System), 5.125% due 10/01/2033(a)                                            1,014

       AA       Aa2      1,075   Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5.25% due
                                 10/01/2022                                                                           1,138

       A        A3       5,900   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                               6,209

       AAA      Aaa      5,000   Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due
                                 5/01/2030(a)                                                                         5,148

                                 Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                 Gypsum), AMT:
       NR*      NR*      2,500       Series A, 7.125% due 4/01/2030                                                   2,631
       NR*      NR*      3,750       Series B, 7.125% due 4/01/2030                                                   3,946

       A        A3       1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
                                 Cancer Center Project), Series C, 5.50% due 7/01/2032                                  999

       NR*      Baa1     1,725   Hillsborough County, Florida, IDA, Hospital Revenue Refunding Bonds (Tampa
                                 General Hospital Project), Series A, 5.25% due 10/01/2024                            1,677

       AAA      Aaa      4,000   Hillsborough County, Florida, School District, Sales Tax Revenue Refunding
                                 Bonds, 5.375% due 10/01/2020(a)                                                      4,298

       AAA      Aaa      8,240   Jacksonville Electric Authority, Florida, Electric System Revenue Bonds,
                                 Series 3-A, 5.375% due 10/01/2032(l)                                                 8,451

       AAA      Aaa     14,800   Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                                 Series C, 5.25% due 10/01/2037(b)                                                   14,899

       AAA      Aaa      1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036(b)          1,044

       AAA      Aaa      2,315   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                                 Improvement Bonds, 5.25% due 10/01/2032(c)                                           2,372

       AAA      Aaa      3,500   Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health
                                 System), Series A, 5.50% due 11/15/2026(b)                                           3,628

                                 Lee County, Florida, Capital Revenue Bonds(a):
       AAA      Aaa      2,075       5.25% due 10/01/2023                                                             2,192
       AAA      Aaa      2,180       5.25% due 10/01/2024                                                             2,289

       NR*      Aaa        135   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                                 AMT, Series A-1, 7.125% due 3/01/2028(d)(i)                                            138

       AAA      NR*        280   Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
                                 Program), AMT, Series B, 7.30% due 1/01/2028(d)(j)                                     284

       NR*      Aaa        445   Manatee County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Sub-Series 2,
                                 7.75% due 5/01/2026(d)(j)                                                              447

       NR*      Aaa        465   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 Sub-Series 1, 6.25% due 11/01/2028(d)                                                  470

                                 Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Martin Memorial Medical Center), Series A:
       BBB+     NR*      1,350       5.75% due 11/15/2022                                                             1,355
       BBB+     NR*      3,480       5.875% due 11/15/2032                                                            3,463

       AAA      Aaa      3,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025(a)          3,258

                                 Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A:
       AAA      Aaa      2,080       5% due 10/01/2033(e)                                                             2,015
       AAA      Aaa      4,300       (Miami International Airport), 6% due 10/01/2029(c)                              4,646

       AAA      Aaa      1,750   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                 (University of Miami), Series A, 5.75% due 4/01/2029(a)                              1,880

       AAA      Aaa      8,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                 DRIVERS, Series 160, 6.375% due 7/01/2010(c)(f)(k)                                  10,729

       NR*      Aaa        765   Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Refunding
                                 Bonds, AMT, Series A-1, 6.30% due 10/01/2020(d)(i)                                     800

       AAA      NR*      3,300   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
                                 Refunding Bonds, DRIVERS, Series 208, 9.877% due 8/15/2017(a)(k)                     3,871

                                 Miami-Dade County, Florida, School Board COP(e)(f):
       AAA      Aaa      3,200       Series A, 5.50% due 10/01/2009                                                   3,571
       AAA      Aaa      1,635       Series C, 5.50% due 10/01/2011                                                   1,844

       AAA      Aaa      1,000   Ocoee, Florida, Water and Sewer System Revenue Refunding and Improvement
                                 Bonds, 5.125% due 10/01/2033(a)                                                      1,014

                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
       A        A3       1,750       (Adventist Health System), 6.25% due 11/15/2024                                  1,871
       A        A2       5,140       (Orlando Regional Healthcare), 6% due 12/01/2028                                 5,369

       NR*      Aaa     10,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023(b)         10,951

       AAA      Aaa      8,615   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2032(a)                                                                        9,056

                                 Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                                 Series B(a):
       AAA      Aaa      1,000       5% due 7/01/2030                                                                 1,003
       AAA      Aaa      7,335       5% due 7/01/2035                                                                 7,329

       AA       Aa1      1,000   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding
                                 Bonds, Series C, 5.25% due 10/01/2023                                                1,048

       NR*      Aaa      1,955   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027(a)         2,017

       AAA      Aaa      1,760   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                                 5.50% due 10/01/2027(c)                                                              1,865

       AAA      Aaa      3,390   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20%
                                 due 6/01/2015(c)                                                                     4,298

       NR*      Aaa        250   Palm Beach County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 Series A, 6.80% due 10/01/2027(d)(i)                                                   255

       AAA      Aaa      1,260   Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention
                                 Center Project), 5.625% due 11/01/2011(c)(f)                                         1,433

       AAA      Aaa      6,000   Palm Beach County, Florida, School Board COP, Series A, 6.25% due
                                 8/01/2010(c)(f)                                                                      7,029

       AAA      Aaa      1,000   Pasco County, Florida, Sales Tax Revenue Bonds (Half-Cent), 5% due
                                 12/01/2033(a)                                                                        1,001

                                 Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds
                                 (Multi-County Program), AMT, Series A-1(d)(i):
       NR*      Aaa        825       6.30% due 9/01/2020                                                                841
       NR*      Aaa      1,265       6.35% due 9/01/2025                                                              1,290

       NR*      A1       3,000   Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare
                                 Health System Inc.), 5.75% due 11/15/2029                                            3,091

       AAA      Aaa      4,385   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due
                                 1/01/2025(e)                                                                         4,647

       AAA      Aaa      1,200   Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due
                                 11/01/2016(h)                                                                        1,479

       NR*      Aaa      1,215   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025(b)               1,269

       AAA      NR*      4,250   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337,
                                 9.843% due 5/01/2032(b)(k)                                                           4,813

                                 South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                 Hospital Inc.):
       A        A2       1,000       5.80% due 10/01/2034                                                             1,013
       NR*      Baa3     1,150       6.375% due 10/01/2034                                                            1,155

       AAA      Aaa      5,000   Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due
                                 10/01/2011(c)(f)                                                                     5,719

                                 Village Center Community Development District, Florida, Recreational Revenue
                                 Bonds, Series A(b):
       AAA      Aaa      1,995       5.375% due 11/01/2034                                                            2,087
       AAA      Aaa      1,000       5.125% due 11/01/2036                                                            1,009

       AAA      Aaa      5,040   Village Center Community Development District, Florida, Utility Revenue Bonds,
                                 5.125% due 10/01/2028(b)                                                             5,117

       AAA      Aaa      5,000   Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due
                                 8/01/2024(e)                                                                         5,320


New Jersey -  0.5%

       BBB      Baa3     1,000   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                 due 6/01/2041                                                                          925


Puerto Rico - 15.2%

                                 Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                                 Refunding Bonds:
       BBB      Baa3     3,150       5.375% due 5/15/2033                                                             2,746
       BBB      Baa3     1,450       5.50% due 5/15/2039                                                              1,208

       AAA      NR*      7,500   Puerto Rico Commonwealth, GO, Refunding, DRIVERS, Series 232, 9.657% due
                                 7/01/2017(k)(l)                                                                      9,493

       A        Baa1     8,000   Puerto Rico Commonwealth, Highway and Transportation Authority,
                                 Transportation Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                8,444

       A-       Baa1     2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue
                                 Refunding Bonds, Series I, 5% due 7/01/2036                                          1,948

                                 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                 Bonds, Series E:
       BBB+     Baa2     1,715       5.70% due 2/01/2010(f)                                                           1,936
       BBB+     Baa2     3,170       5.50% due 2/01/2012(f)                                                           3,555
       BBB+     Baa2     1,080       5.50% due 8/01/2029                                                              1,129

                                 Total Municipal Bonds (Cost - $273,895) - 143.0%                                   285,988


                        Shares
                          Held                          Short-Term Securities
                         5,430   Merrill Lynch Institutional Tax-Exempt Fund**                                        5,430

                                 Total Short-Term Securities (Cost - $5,430) - 2.7%                                   5,430

       Total Investments (Cost - $279,325***) - 145.7%                                                              291,418
       Other Assets Less Liabilities - 1.8%                                                                           3,626
       Preferred Shares, at Redemption Value - (47.5%)                                                             (95,069)
                                                                                                                 ----------
       Net Assets Applicable to Common Shares - 100.0%                                                           $  199,975
                                                                                                                 ==========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) GNMA Collateralized.

(e) FSA Insured.

(f) Prerefunded.

(g) Radian Insured.

(h) Escrowed to maturity.

(i) FNMA Collateralized.

(j) FHLMC Collateralized.

(k) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(l) XL Capital Insured.

* Not Rated.

** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

Merrill Lynch Institutional Tax-Exempt Fund   (7,800)        $ 48


*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                       $      279,551
                                                     ==============
Gross unrealized appreciation                        $       12,749
Gross unrealized depreciation                                 (882)
                                                     --------------
Net unrealized appreciation                          $       11,867
                                                     ==============


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 4.153%

Broker, J.P. Morgan Chase Bank
  Expires August 2014                           $ 23,300       $  (788)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 3.836%

Broker, J.P. Morgan Chase Bank
  Expires October 2014                          $ 11,400       $   (41)
                                                               --------
Total                                                          $  (829)
                                                               ========



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Florida Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Florida Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Florida Fund, Inc.


Date: September 17, 2004